Credit Facilities and Debt	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
Credit Facilities and Debt
Credit Facilities and Debt
At September 30, 2015 and 2014, we had the following borrowing obligations (dollars in thousands):

	September 30, 2015	September 30, 2014
5.375% Senior Notes due 2020, net of unamortized premium of $3.8 million and $4.6 million, respectively. Effective interest rate 5.28%.	$1,053,818	$1,054,601
2.75% Convertible Debentures due 2031, net of unamortized discount of $39.1 million and $88.8 million, respectively. Effective interest rate 7.43%.	394,698	601,226
1.50% Convertible Debentures due 2035, net of unamortized discount of $60.5 million at September 30, 2015. Effective interest rate 5.50%.	203,373	—
Credit Facility, net of unamortized original issue discount of $0.8 million and $1.0 million respectively.	471,766	476,399
Total long-term debt	2,123,655	2,132,226
Less: current portion	4,834	4,834
Non-current portion of long-term debt	$2,118,821	$2,127,392

The estimated fair value of our long-term debt approximated $2,249.1 million (face value $2,220.2 million) and $2,179.2 million (face value $2,217.4 million) at September 30, 2015 and 2014, respectively. These fair value amounts represent the value at which our lenders could trade our debt within the financial markets, and do not represent the settlement value of these long-term debt liabilities to us at each reporting date. The fair value of the long-term debt will continue to vary each period based on fluctuations in market interest rates, as well as changes to our credit ratings. The Senior Notes, the Convertible Debentures, and the term loan portion of our Credit Facility are traded and the fair values of each borrowing was estimated using the averages of the bid and ask trading quotes at each respective reporting date. We had no outstanding balance on the revolving credit line portion of our Credit Facility at September 30, 2015 and 2014.
1.50% Convertible Debentures due 2035
In June 2015, we issued $263.9 million in aggregate principal amount of 1.50% Senior Convertible Debentures due in 2035 (the “2035 Debentures”) in exchange for $256.2 million in aggregate principal amount of our 2.75% Senior Convertible Debentures due in 2031 (the “2031 Debentures”). Total proceeds, net of debt issuance costs, were $253.2 million. The 2035 Debentures were issued at 97.09% of the principal amount, which resulted in a discount of $7.7 million. The 2035 Debentures bear interest at 1.50% per year, payable in cash semi-annually in arrears, beginning on November 1, 2015. In addition to ordinary interest and default additional interest, beginning with the semi-annual interest period commencing on November 1, 2021, contingent interest will accrue during any regular semi-annual interest period where the average trading price of our 2035 Debentures for the ten trading day period immediately preceding the first day of such semi-annual period is greater than or equal to $1,200 per $1,000 principal amount of our 2035 Debentures, in which case, contingent interest will accrue at a rate of 0.50% per annum of such average trading price. The 2035 Debentures mature on November 1, 2035, subject to the right of the holders to require us to redeem the 2035 Debentures on November 1, 2021, 2026, or 2031. The 2035 Debentures are general senior unsecured obligations and rank equally in right of payment with all of our existing and future unsecured, unsubordinated indebtedness and senior in right of payment to any indebtedness that is contractually subordinated to the 2035 Debentures. The 2035 Debentures will be effectively subordinated to indebtedness and other liabilities of our subsidiaries.
We account separately for the liability and equity components of the 2035 Debentures in accordance with authoritative guidance for convertible debt instruments that may be settled in cash upon conversion. The guidance requires the carrying amount of the liability component to be estimated by measuring the fair value of a similar liability that does not have an associated conversion feature and record the remainder in stockholders’ equity. At issuance, we allocated $208.6 million to long-term debt, and $55.3 million has been recorded as additional paid-in capital. The aggregate debt discount of $63.0 million is being amortized to interest expense using the effective interest rate method through November 2021. As of September 30, 2015, the ending unamortized deferred debt issuance costs were $2.3 million.
If converted, the principal amount of the 2035 Debentures is payable in cash and any amounts payable in excess of the principal amount, will (based on an initial conversion rate, which represents an initial conversion price of approximately $23.26 per share, subject to adjustment) be paid in cash or shares of our common stock, at our election, only in the following circumstances and to the following extent: (i) prior to May 1, 2035, on any date during any fiscal quarter beginning after September 30, 2015 (and only during such fiscal quarter) if the closing sale price of our common stock was more than 130% of the then current conversion price for at least 20 trading days in the period of the 30 consecutive trading days ending on the last trading day of the previous fiscal quarter; (ii) during the five consecutive business-day period following any five consecutive trading-day period in which the trading price for $1,000 principal amount of the 2035 Debentures for each day during such five trading-day period was less than 98% of the closing sale price of our common stock multiplied by the then current conversion rate; (iii) upon the occurrence of specified corporate transactions, as described in the indenture for the 2035 Debentures; or (iv) at the option of the holder at any time on or after May 1, 2035. Additionally, we may redeem the 2035 Debentures, in whole or in part, on or after November 5, 2021 for cash at a price equal to 100% of the principal amount of the 2035 Debentures to be purchased plus any accrued and unpaid interest, including any additional interest to, but excluding, the repurchase date. Each holder shall have the right, at such holder’s option, to require us to repurchase all or any portion of the 2035 Debentures held by such holder on November 1, 2021, November 1, 2026, or November 1, 2031 at par plus accrued and unpaid interest. Upon repurchase, we will pay the principal amount in cash and any amounts payable in excess of the principal amount will be paid in cash or shares of our common stock, at our election, with the exception that we may not elect to pay cash in lieu of more than 80% of the number of our common shares we would be obligated to deliver. If we undergo a fundamental change (as described in the indenture for the 2035 Debentures) prior to maturity, holders will have the option to require us to repurchase all or any portion of their debentures for cash at a price equal to 100% of the principal amount of the 2035 Debentures to be purchased plus any accrued and unpaid interest, including any additional interest to, but excluding, the repurchase date. As of September 30, 2015, none of the conversion criteria were met for the 2035 Debentures. If the conversion criteria were met, we could be required to repay all or some of the aggregate principal amount in cash prior to the maturity date.
5.375% Senior Notes due 2020
On August 14, 2012, we issued $700 million aggregate principal amount of 5.375% Senior Notes due on August 15, 2020 in a private placement. The net proceeds from the Notes were approximately $689.1 million, net of issuance costs. The Notes bear interest at 5.375% per year, payable in cash semi-annually in arrears. The ending unamortized deferred debt issuance costs at September 30, 2015 and 2014 were $9.2 million and $11.1 million respectively.
On October 22, 2012, we issued an additional $350.0 million aggregate principal amount of our 5.375% Senior Notes due 2020 (the "Notes"). The Notes were issued pursuant to the indenture agreement dated August 14, 2012, relating to our existing $700 million aggregate principal amount of 5.375% Senior Notes due in 2020. Total proceeds received, net of issuance costs, were $351.7 million.
The Notes are our unsecured senior obligations and are guaranteed (the “Guarantees”) on an unsecured senior basis by substantially all of our direct and indirect wholly owned domestic subsidiaries (the “Subsidiary Guarantors”). The Notes and Guarantees rank equally in right of payment with all of our and the Subsidiary Guarantors' existing and future unsecured senior debt and rank senior in right of payment to all of our and the Subsidiary Guarantors' future unsecured subordinated debt. The Notes and Guarantees effectively rank junior to all secured debt of our and the Subsidiary Guarantors to the extent of the value of the collateral securing such debt and to all liabilities, including trade payables, of our subsidiaries that have not guaranteed the Notes.
At any time before August 15, 2016, we may redeem all or a portion of the Notes at a redemption price equal to 100% of the aggregate principal amount of the Notes to be redeemed, plus a “make-whole” premium and accrued and unpaid interest to, but excluding, the redemption date. At any time on or after August 15, 2016, we may redeem all or a portion of the Notes at certain redemption prices expressed as percentages of the principal amount, plus accrued and unpaid interest to, but excluding, the redemption date.
Upon the occurrence of certain asset sales or a change in control, we must offer to repurchase the Notes at a price equal to 100%, in the case of an asset sale, or 101%, in the case of a change of control, of the principal amount plus accrued and unpaid interest to, but excluding, the repurchase date.
2.75% Convertible Debentures due 2031
On October 24, 2011, we sold $690.0 million of 2.75% Convertible Debentures due in 2031 (the “2031 Debentures”) in a private placement. Total proceeds, net of debt issuance costs, were $676.1 million. The 2031 Debentures bear interest at 2.75% per year, payable in cash semi-annually in arrears. The 2031 Debentures mature on November 1, 2031, subject to the right of the holders to require us to redeem the 2031 Debentures on November 1, 2017, 2021, and 2026. The 2031 Debentures are general senior unsecured obligations and rank equally in right of payment with all of our existing and future unsecured, unsubordinated indebtedness and senior in right of payment to any indebtedness that is contractually subordinated to the 2031 Debentures. The 2031 Debentures will be effectively subordinated to indebtedness and other liabilities of our subsidiaries.
We account separately for the liability and equity components of the 2031 Debentures in accordance with authoritative guidance for convertible debt instruments that may be settled in cash upon conversion. We initially allocated $533.6 million to long-term debt, and $156.4 million has been recorded as additional paid-in capital.
In June 2015, we entered into separate privately negotiated agreements with certain holders of our 2031 Debentures to exchange, in a private placement, $256.2 million in aggregate principal amount of our 2031 Debentures for approximately $263.9 million in aggregate principal amount of our new 2035 Debentures. In accordance with the authoritative guidance for convertible debt instruments, a loss on extinguishment is equal to the difference between the reacquisition price and the net carrying amount of the extinguished debt for our 2031 Debentures, including any unamortized debt discount or issuance costs, and $17.7 million was recorded in other expense, net, in the accompanying consolidated statements of operations. Following the closings of the exchange, $433.8 million in aggregate principal amount of our 2031 Debentures remain outstanding. The aggregate debt discount is being amortized to interest expense using the effective interest rate method through November 2017. As of September 30, 2015 and 2014, the ending unamortized deferred debt issuance costs were $2.3 million and $5.5 million, respectively.
If converted, the principal amount of the 2031 Debentures is payable in cash and any amounts payable in excess of the principal amount will (based on an initial conversion rate, which represents an initial conversion price of approximately $32.30 per share, subject to adjustment) be paid in cash or shares of our common stock, at our election, only in the following circumstances and to the following extent: (i) on any date during any fiscal quarter (and only during such fiscal quarter) if the closing sale price of our common stock was more than 130% of the then current conversion price for at least 20 trading days in the period of the 30 consecutive trading days ending on the last trading day of the previous fiscal quarter; (ii) during the five consecutive business-day period following any five consecutive trading-day period in which the trading price for $1,000 principal amount of the 2031 Debentures for each day during such five trading-day period was less than 98% of the closing sale price of our common stock multiplied by the then current conversion rate; (iii) upon the occurrence of specified corporate transactions, as described in the indenture for the 2031 Debentures; or (iv) at the option of the holder at any time on or after May 1, 2031. Additionally, we may redeem the 2031 Debentures, in whole or in part, on or after November 6, 2017 at par plus accrued and unpaid interest. Each holder shall have the right, at such holder's option, to require us to repurchase all or any portion of the 2031 Debentures held by such holder on November 1, 2017, November 1, 2021, and November 1, 2026 at par plus accrued and unpaid interest. If we undergo a fundamental change (as described in the indenture for the 2031 Debentures) prior to maturity, holders will have the option to require us to repurchase all or any portion of their debentures for cash at a price equal to 100% of the principal amount of the debentures to be purchased plus any accrued and unpaid interest, including any additional interest to, but excluding, the repurchase date. As of September 30, 2015 and 2014, no conversion triggers were met. If the conversion triggers were met, we could be required to repay all or some of the aggregate principal amount in cash prior to the maturity date.
Credit Facility
As of September 30, 2015, the amended and restated credit agreement, entered into on August 7, 2013, includes a term loan, with a principal balance of $472.5 million, and a $75.0 million revolving credit line, including letters of credit (together, the "Credit Facility"). The term loans mature on August 7, 2019 and the revolving credit line matures on August 7, 2018. As of September 30, 2015, there were $6.3 million of letters of credit issued, and there were no other outstanding borrowings under the revolving credit line.
The term loans bear interest, at our option, at a base rate determined in accordance with the amended and restated credit agreement, plus a spread of 1.75%, or a LIBOR rate plus a spread of 2.75%. The revolving credit line bears interest, at our option, at a base rate determined in accordance with the amended and restated credit agreement, plus a spread of 0.50% to 0.75%, or a LIBOR rate plus a spread of 1.50% to 1.75%, in each case determined based on our consolidated net leverage ratio.
Under terms of the Credit Facility, interest is payable periodically at a rate equal to the applicable margin plus, at our option, either (a) the base rate which is the corporate base rate of Morgan Stanley, the Administrative Agent, or (b) LIBOR (equal to (i) the British Bankers’ Association Interest Settlement Rates for deposits in U.S. dollars divided by (ii) one minus the statutory reserves applicable to such borrowing). The applicable margin for the borrowings at September 30, 2015 is as follows:

Description	Base Rate Margin		LIBOR Margin
Term loans maturing August 2019	1.75%		2.75%
Revolving facility due August 2018	0.50% - 0.75%	(a)	1.50% - 1.75%	(a)

(a)	The margin is determined based on our net leverage ratio at the date the interest rates are reset on the revolving credit line.
At September 30, 2015, the applicable margins were 2.75%, with an effective rate of 2.95%, on the remaining term loans balance of $472.5 million maturing in August 2019. We are required to pay a commitment fee for unutilized commitments under the revolving credit line at a rate ranging from 0.250% to 0.375% per annum, based upon our leverage ratio. As of September 30, 2015, the commitment fee rate was 0.375%.
The Credit Facility contains covenants including, among other things, covenants that restrict our ability and those of our subsidiaries to incur certain additional indebtedness or issue guarantees, create or permit liens on assets, enter into sale-leaseback transactions, make loans or investments, sell assets, make certain acquisitions, pay dividends, repurchase stock, or merge or consolidate with any entity, and enter into certain transactions with affiliates. The agreement also contains events of default, including failure to make payments of principal or interest, failure to observe covenants, breaches of representations and warranties, defaults under certain other material indebtedness, failure to satisfy material judgments, a change of control and certain insolvency events. As of September 30, 2015, we were in compliance with the covenants under the Credit Facility. The covenants on our other long-term debt are less restrictive, and as of September 30, 2015, we were in compliance with the requirements of our other long-term debt.
We capitalized debt discount and issuance costs related to the Credit Facility and are amortizing the costs to interest expense using the effective interest rate method, through August 2018 for costs associated with the revolving credit line and through August 2019 for the remainder of the balance. As of September 30, 2015 and 2014, the ending unamortized deferred debt issuance costs were $1.8 million and $2.4 million, respectively.
Principal payments on the term loan of $472.5 million are due in quarterly installments of $1.2 million through August 2019, at which point the remaining balance becomes due. In addition, an annual excess cash flow sweep, as defined in the Credit Facility, is payable in the first quarter of each fiscal year, based on the excess cash flow generated in the previous fiscal year. We have not generated excess cash flows in any period and no additional payments are required. We will continue to evaluate the extent to which a payment is due in the first quarter of future fiscal years based on excess cash flow generation. At the current time, we are unable to predict the amount of the outstanding principal, if any, that may be required to be repaid in future fiscal years pursuant to the excess cash flow sweep provisions. Any term loan borrowings not paid through the baseline repayment, the excess cash flow sweep, or any other mandatory or optional payments that we may make, will be repaid upon maturity. If only the baseline repayments are made, the annual aggregate principal amount of the term loans repaid would be as follows (dollars in thousands):

Year Ending September 30,	Amount
2016	$4,834
2017	4,834
2018	4,834
2019	458,040
Total	$472,542

Our obligations under the Credit Facility are unconditionally guaranteed by, subject to certain exceptions, each of our existing and future direct and indirect wholly-owned domestic subsidiaries. The Credit Facility and the guarantees thereof are secured by first priority liens and security interests in the following: 100% of the capital stock of substantially all of our domestic subsidiaries and 65% of the outstanding voting equity interests and 100% of the non-voting equity interests of significant first-tier foreign subsidiaries, all our material tangible and intangible assets and those of the guarantors, and any present and future intercompany debt. The Credit Facility also contains provisions for mandatory prepayments of outstanding term loans upon receipt of the following, and subject to certain exceptions: 100% of net cash proceeds from asset sales, 100% of net cash proceeds from issuance or incurrence of debt, and 100% of extraordinary receipts. We may voluntarily prepay borrowings under the Credit Facility without premium or penalty other than breakage costs, as defined with respect to LIBOR-based loans.